Putnam Investments
                                                 One Post Office Square
                                                 Boston, MA 02109
                                                 February 2, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam California Tax Exempt Income Fund (Reg. No. 2-81011) (811-3630) Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

     Putnam California Tax Exempt Money Market Fund (Reg. No. 33-17211) (811-5333) Post-Effective Amendment No. 15 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 22 for the Putnam California Tax Exempt Income Fund and Post-Effective Amendment No. 15 for the Putnam California Tax Exempt Money Market Fund to each Fund's Registration Statement on Form N-1A (the "Amendments") would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on January 28, 2000.

     Comments or questions concerning this certificate may be directed to Kathy Moynihan at 1-800-225-2465, ext. 11796.

                                Very truly yours,

                                Putnam California Tax Exempt Income Fund
                                Putnam California Tax Exempt Money Market Fund

                                /s/ Gordon H. Silver
                                By: ----------------------------
                                    Gordon H. Silver
                                    Vice President


cc:  Greg Pusch, Esq.